MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Proceeds from maturity of available for sale marketable securities	$ 243,361	$ 192,585
Proceeds from sales of available-for sale marketable securities	3,036	2,502	$ 934
Realized losses	$ 1	$ 35